DEBT - Borrowings by Nature and Maturity (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Total debt	€ 1,927,167	€ 1,806,181
Bonds
Disclosure of detailed information about borrowings [line items]
Total debt	1,198,109	1,193,517
Securitizations
Disclosure of detailed information about borrowings [line items]
Total debt	682,581	556,276
Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Total debt	35,984	38,059
Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	10,493	18,329
Due within one year
Disclosure of detailed information about borrowings [line items]
Total debt	352,409	312,190
Due within one year | Bonds
Disclosure of detailed information about borrowings [line items]
Total debt	7,616	6,159
Due within one year | Securitizations
Disclosure of detailed information about borrowings [line items]
Total debt	300,051	254,891
Due within one year | Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Total debt	34,249	32,811
Due within one year | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	10,493	18,329
Due between one and five years
Disclosure of detailed information about borrowings [line items]
Total debt	1,574,758	1,001,035
Due between one and five years | Bonds
Disclosure of detailed information about borrowings [line items]
Total debt	1,190,493	694,402
Due between one and five years | Securitizations
Disclosure of detailed information about borrowings [line items]
Total debt	382,530	301,385
Due between one and five years | Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Total debt	1,735	5,248
Due between one and five years | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	0	0
Due beyond five years
Disclosure of detailed information about borrowings [line items]
Total debt	0	492,956
Due beyond five years | Bonds
Disclosure of detailed information about borrowings [line items]
Total debt	0	492,956
Due beyond five years | Securitizations
Disclosure of detailed information about borrowings [line items]
Total debt	0	0
Due beyond five years | Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Total debt	0	0
Due beyond five years | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	€ 0	€ 0